LEASES - Schedule Of Minimum Future Revenue Receivable Under Fixed Rate Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 89,089	$ 64,200
Not later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	58,194	24,090
Later than one year and not later than two years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 30,895	24,156
Later than two years and not later than three years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments		$ 15,954